Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended		Year ended
	Dec. 31, 2023		Dec. 31, 2022
	Number of shares subject to option	Weighted- average exercise price C$	Number of shares subject to option	Weighted average exercise price C$
Balance, beginning of year	1,528,760	$7.38	1,659,288	$5.71
Number of units granted during the year	801,661	$6.75	602,614	$9.77
Exercised	(67,145)	$3.79	(421,545)	$3.80
Forfeited	(80,306)	$8.33	(311,597)	$7.94
Balance, end of year	2,182,970	$7.23	1,528,760	$7.38

Disclosure of fair value assumptions used in the Black-Scholes valuation of share options [Table Text Block]
For options granted during the year ended	Dec. 31, 2023	Dec. 31, 2022
Weighted average share price at grant date (CAD)	$6.75	$9.77
Risk-free rate	3.40%	1.81%
Expected dividend yield	0.3%	0.2%
Expected stock price volatility (based on historical volatility)	56.0%	55.9%
Expected life of option (months)	84	84
Weighted average per share fair value of stock options granted (CAD)	$3.90	$5.45

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Dec. 31, 2023
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $4.82	568,801	3.15	$3.76	568,801	$3.76
$5.91 - $6.75	779,959	6.17	$6.75	-	$-
$6.76 - $10.17	488,340	5.17	$9.76	174,989	$9.57
$10.18 - $10.42	345,870	4.15	$10.42	230,514	$10.42

Dec. 31, 2022
Range of exercise prices C$	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price C$	Number of options exercisable	Weighted average share price at exercise date C$
$3.76 - $3.92	644,983	4.15	$3.76	264,553	$3.76
$3.93 - $9.00	30,283	5.85	$6.92	9,194	$7.04
$9.01 - $9.92	487,005	6.16	$9.92	-	$-
$9.92 - $10.42	366,489	5.15	$10.42	122,628	$10.42

Deferred Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2023	Dec. 31, 2022
Granted during the year:
Number of units	210,472	238,627
Weighted average price (C$/unit)	$7.02	$6.45
Expenses (gain) recognized during the year[1] (notes 7d)	$1,717	$(849)

Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2023	Dec. 31, 2022
Number of units, beginning of year	2,082,990	2,484,860
Number of units granted during the year	873,371	701,050
Credits for dividends	5,594	6,203
Number of units forfeited during the year	(122,992)	(180,324)
Number of units vested	(1,051,235)	(928,799)
Number of units, end of year	1,787,728	2,082,990
Weighted average price - granted (C$/unit)	$6.59	$9.64
Expenses recognized during the year[1] (note 7c)	$2,882	$2,076
Payments made during the year (note 22)	$5,138	$6,232

Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]
	Year ended
	Dec. 31, 2023	Dec. 31, 2022
Number of units, beginning of year	1,373,063	1,506,231
Number of units granted during the year	580,275	423,322
Credits for dividends	3,559	4,598
Number of units forfeited during the year	(577,900)	(285,782)
Number of units vested	(206,194)	(275,306)
Number of units, end of year	1,172,803	1,373,063
Weighted average price - granted (C$/unit)	$6.59	$9.82
Expense (recovery) recognized during the year (note 7c)	$621	$(1,011)
Payments made during the year (note 22)	$1,075	$1,115